Employee Benefit Plan, Nonparticipant-Directed Investment (Tables) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Nonparticipant-Directed Investment [Abstract]
EBP, Nonparticipant-Directed Investment

	December 31,
	2025	2024
Investment, at fair value:
Park National Corporation Common Stock	$143,327,729	$159,236,170
Fidelity Investments Money Market Account	1,794	1,783
	$143,329,523	$159,237,953

Changes in assets:
Employer and employee contributions	$17,280,425	$16,233,526
Rollover contributions	743,592	242,702
Interest and dividend income	5,219,522	4,644,476
Distributions to participants	(14,231,806)	(23,113,428)
Net transfers to participant directed investments	(7,073,893)	(18,011,833)
Net (depreciation) appreciation in fair value of investments	(17,846,270)	39,684,982
(Decrease) increase in assets	$(15,908,430)	$19,680,425

EBP, Nonparticipant-Directed Investment [Line Items]
EBP, Nonparticipant-Directed Investment

	December 31,
	2025	2024
Investment, at fair value:
Park National Corporation Common Stock	$143,327,729	$159,236,170
Fidelity Investments Money Market Account	1,794	1,783
	$143,329,523	$159,237,953

Changes in assets:
Employer and employee contributions	$17,280,425	$16,233,526
Rollover contributions	743,592	242,702
Interest and dividend income	5,219,522	4,644,476
Distributions to participants	(14,231,806)	(23,113,428)
Net transfers to participant directed investments	(7,073,893)	(18,011,833)
Net (depreciation) appreciation in fair value of investments	(17,846,270)	39,684,982
(Decrease) increase in assets	$(15,908,430)	$19,680,425